Asset Retirement Obligations - Continuity of the asset retirement obligation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligations
Balance at the beginning	$ 1,674	$ 1,264
Change in estimate of discounted cash flows		410
Change in estimate from discounting	(274)
Change in estimate of costs	728
Transferred to liabilities held for sale	(338)
Balance at the end	$ 1,790	$ 1,674